Accrued and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued and Other Liabilities

Accrued and other liabilities consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Vacation and other employee-related costs	5,877	$2,948
VAT taxes	1,366	942
Income taxes	—	4,197
Other	1,845	3,238

Total accrued and other liabilities	$9,088	$11,325

Accrued and other liabilities consist of the following (In thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Vacation and other employee-related costs	$2,948	$6,237
VAT taxes	942	729
Restructuring	—	163
Income taxes	4,197	—
Other	3,238	232

Total accrued and other liabilities	$11,325	$7,361